Award Timing Disclosure	12 Months Ended
Apr. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee approves all equity awards to our named executive officers on or before the grant date as described in the section titled “How We Determine Executive Compensation.” The compensation committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information. Instead, the compensation committee seeks to grant equity awards after the Company's financial results and other material information have been disclosed publicly. In addition, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our named executive officers.

Award Timing Method	The compensation committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In addition, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our named executive officers.
MNPI Disclosure Timed for Compensation Value	false